Keystone Environmental Provision - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) Barrels	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Site Contingency [Line Items]
Number of oil barrels released | Barrels	12,937
Keystone Pipeline System | Milepost 14 Incident
Site Contingency [Line Items]
Environmental liability	$ 600
Downward adjustment based on review of costs and commitments forecasted		$ 18
Amounts paid for environmental remediation liability		68	$ 500
Expected insurance recoveries		31	166
Insurance proceeds received		89	434
Keystone Pipeline System | Accounts payable | Milepost 14 Incident
Site Contingency [Line Items]
Environmental liability		4	93
Keystone Pipeline System | Other long-term liabilities | Milepost 14 Incident
Site Contingency [Line Items]
Environmental liability		$ 10	$ 7